Summary of significant accounting policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 10,265,613	$ 7,722,510	$ 4,885,916
Overseas Sales of Products [Member]
Disaggregation of Revenue [Line Items]
Total revenue	3,095,591	3,319,714
Domestic Sales of Products [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 7,170,022	$ 4,402,796